Income Tax: (Details Narrative) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Income Tax Disclosure [Abstract]
[custom:IncomeTaxPayable-0]		$ 9,700,000
The Companys Income Tax Receivable			$ 1,800,000
[custom:UnrecognizedTaxBenefitsInclusiveOfInterest-0]	$ 18,192,888	$ 17,798,883